COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 10:-COMMITMENTS AND CONTINGENT LIABILITIES

a.	Purchases commitments:
1.

The Group is obligated under certain agreements with its suppliers to purchase specified items of excess inventory which are expected to be utilized in the following two years, primarily in 2025. As of December 31, 2024, non-cancelable purchase obligations were approximately $11,052.

2.

In addition, the Group is obligated under certain agreements with its suppliers to purchase software as a service (SaaS) subscription service which are expected to be utilized during 2025 until 2027. As of December 31, 2024, non - cancelable purchase obligations were approximately $13,300.

b.	Royalty commitment to the IIA:

Under the research and development agreements of the Company and its Israeli subsidiaries with the IIA and pursuant to applicable laws, the Company and its Israeli subsidiaries were required to pay royalties at the rate of 1.3%-5% on sales to end customers of products developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, linked to the dollar plus interest on the unpaid amount received based on the 12-month SOFR rate (from the year the grant was approved) applicable to dollar deposits. The Company and its Israeli subsidiaries were obligated to repay the IIA for the grants received only to the extent that there are sales of the funded products.

As of December 31, 2024, and 2023, the Company’s Israeli subsidiaries have a contingent obligation to pay royalties to the IIA in the amount of approximately $22,084 and $21,250, respectively.

c.	Royalty commitments to third parties:

The Group has entered into technology licensing fee agreements with third parties. Under the agreements, the Group has incorporated third parties’ technology into its products and agreed to pay the third parties royalties, based on sales of relevant products. Royalties are calculated on a quarterly basis. Such royalties being payable either quarterly or through a pre-buy of production licenses when necessary.

d.	Contingent investments commitments:

The Group may be obligated under certain agreements with respect to Secured Bridge Loan Fund to invest an additional amount of up to approximately $729 if called upon by the fund. During the year ended December 31, 2024, the Group invested an additional amount of $675 (see also Note 7).